Notes to the Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2019
Notes to the Consolidated Financial Statements
Schedule of impact on fixed assets due to adoption of IFRS 16

Right of use of buildings	2,278
Right of use of machinery, plant and equipment (including transportation equipment)	2,632
Other right of use	788
Total	5,698